12. Short term borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Short Term Borrowings Tables
Short term borrowings

	2013	2012
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	59,690	55,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	64,690	60,000

(i)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2013 bear interest at fixed rates 5.60% to 7.87% (2012: 6.00% to 7.87%) per annum and are secured by the Company’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2013 was approximately RMB3,704,000 (2012: RMB3,137,000 and 2011: RMB1,480,000).

(ii)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2013 bear interest at fixed rates 7.50% (2012: 7.50% to 7.87%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2013 was approximately RMB391,000 (2012: RMB391,000).